Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Marketable securities	$ 85,354	$ 127,960
Foreign currency derivative contracts		16
Total financial assets	85,354	127,976
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Marketable securities
Foreign currency derivative contracts
Total financial assets
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Marketable securities	85,354	127,960
Foreign currency derivative contracts		16
Total financial assets	85,354	127,976
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Marketable securities
Foreign currency derivative contracts
Total financial assets